Income Tax	12 Months Ended
Dec. 31, 2024
Income Tax [Abstract]
INCOME TAX
17.	Income tax

Income tax recovery differs from the amount that would result from applying the Canadian federal and provincial income tax rates to loss before income taxes. These differences result from the following items:

For the year ended December 31,	2024	2023
Loss before income taxes	$(77,081)	$(41,083)
Combined federal and provincial income tax rates	27%	27%
Expected income tax recovery	$(20,812)	$(11,092)
Non-deductible expenses	1,730	1,679
Expiry of losses	308	-
Difference in tax rates in foreign jurisdictions	1,140	564
Tax effect of temporary differences for which no tax benefit has been recognized	17,034	9,768
Foreign exchange and other	600	(919)
Income tax recovery	$–	$–

Unused tax losses and other deductible temporary differences for which deferred tax assets have not been recognized are as follows:

As at December 31,	2024	2023
Non-capital losses (see below for expiry)	$45,978	$36,183
Exploration and evaluation expenditures	205,854	149,503
Other	2,768	1,403
	$254,600	$187,089

In assessing the recoverability of deferred tax assets other than deferred tax assets resulting from the initial recognition of assets and liabilities that do not affect accounting or taxable profit, management considers whether it is probable that some portion or all of the deferred tax assets will be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. The Company has not recognized deferred tax assets for any temporary differences as their utilization is not considered probable at this time.

The non-capital losses may be applied to reduce future taxable income. The loss carry-forwards are in respect of Canadian, Peruvian, Chilean, Mexican, Ecuadorian and United States of America operations and expire as follows:

As at December 31,	2024	Expiry	2023	Expiry
Canada	$26,818	2033-2044	$17,654	2033-2043
Peru	4,990	2025-2028	4,001	2024-2027
Chile	2,284	No expiry	2,501	No expiry
Mexico	3,621	2025-2034	5,534	2024-2033
Ecuador	8,249	2025-2029	6,487	2024-2028
USA	16	No expiry	6	No expiry
	$45,978		$36,183